Property, Equipment and Software, Net (Details) - Schedule of property, equipment and software - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,731,364	$ 1,686,567
Less: accumulated depreciation and amortization	(1,574,603)	(1,182,364)
Property and equipment, net	156,761	504,203
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,798	2,726
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,111	6,927
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	73,429	71,529
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	487,430	474,818
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,160,596	$ 1,130,567